Sensitivities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Schedule of sensitivities on areas of estimation uncertainty and on financial instruments
Derivative financial instruments were used to manage foreign currency risk as follows:

	2023					2022
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	96	14	53	—	163	111	—	93	—	204
Financial investments	1,031	—	1,574	—	2,605	1,725	—	1,420	—	3,145
Borrowings	(14,473)	(11,045)	(15,741)	(1,726)	(42,985)	(22,910)	(7,052)	(14,118)	(1,385)	(45,465)
Pre-derivative position	(13,346)	(11,031)	(14,114)	(1,726)	(40,217)	(21,074)	(7,052)	(12,605)	(1,385)	(42,116)
Derivative effect	(6,751)	10,733	(6,476)	1,738	(756)	(1,378)	6,849	(7,570)	1,406	(693)
Net debt position	(20,097)	(298)	(20,590)	12	(40,973)	(22,452)	(203)	(20,175)	21	(42,809)
The currency exposure on other financial instruments is as follows:

	2023					2022
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	448	—	1,881	—	2,329	407	—	1,788	—	2,195
Trade and other payables	(1,624)	—	(2,629)	—	(4,253)	(1,459)	—	(2,554)	—	(4,013)
Other non-current liabilities	(147)	—	(269)	—	(416)	(90)	—	(253)	—	(343)
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1F. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2023			2022
	Assumptions used¹	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Pensions and other post-retirement benefit liabilities (pre tax)²:
UK discount rate change³	1%	29	1,264	0.5%	12	1,002
US discount rate change³	1%	26	977	0.5%	16	650
UK inflation rate change⁴	1%	8	933	0.5%	11	733
UK long-term rate of increase in salaries change	1%	4	50	0.5%	4	88
US long-term rate of increase in salaries change	1%	4	57	0.5%	3	41
UK change to life expectancy at age 65[5]	one year	2	441	one year	4	635
US change to life expectancy at age 65	one year	3	344	one year	3	444
Assumed US healthcare cost trend rates change	1%	24	324	1%	24	414

Environmental provision:
Change in the real discount rate	1.0%	159	159	0.5%	81	81
Change in estimated future cash flows	20%	378	378	10%	188	188
1.We have increased the assumption used in our sensitivity analysis this year from 0.5% to 1.0% in light of the recent quantum of market movements.
2.The changes shown are a change in the annual pension and other post-retirement benefit service charge and change in the defined benefit obligations.
3.A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £188 million (2022: £164 million) net assets offset from the buy-in policies, where the accounting value of the buy‑in asset is set equal to the associated liabilities.
4.The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions. The buy‑in policies would have a £164 million (2022: £119 million) net assets offset to the above.
5.In the UK, the buy-in policies and the longevity swap entered into would have a £136 million (2022: £111 million) net assets offset to the above.

	2023			2022
	Assumptions used¹	Income statement £m	Other equity reserves £m	Assumptions used	Income statement £m	Other equity reserves £m
Financial risk (post tax):
UK inflation change²	1%	35	—	0.5%	18	—
UK interest rates change	1%	34	361	0.5%	41	134
US interest rates change	1%	14	50	0.5%	4	8
US dollar exchange rate change³	10%	51	291	10%	43	397
1. 1% has been used for sensitivity analysis this year as opposed to 0.5% in the prior year, due to the quantum of market rate movements during the year which mean it is considered that 1% is a more appropriate measure for the year ended 31 March 2023.
2.Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).
3.The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,680 million (2022: £1,670 million) in the opposite direction if the dollar exchange rate changed by 10%.
Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2023			2022
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Commodity price risk (post tax):
Increase in commodity prices	10%	49	49	10%	53	53
Decrease in commodity prices	10%	(40)	(40)	10%	(54)	(54)

Assets and liabilities carried at fair value (post tax):
Fair value change in derivative financial instruments¹	10%	(60)	(60)	10%	(55)	(55)
Fair value change in commodity contract derivative liabilities	10%	(8)	(8)	10%	20	20
1.The effect of a 10% change in fair value assumes no hedge accounting